Segments - Non current assets by country (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current assets	$ 64,414	$ 71,213
Norway [member]
Disclosure of geographical areas [line items]
Non-current assets	33,242	40,564
Norway [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Non-current assets	33,242
Decrease in noncurrent assets	(7,322)
US [member]
Disclosure of geographical areas [line items]
Non-current assets	12,343	12,323
Brazil [member]
Disclosure of geographical areas [line items]
Non-current assets	9,400	8,751
UK [member]
Disclosure of geographical areas [line items]
Non-current assets	3,688	2,096
Azerbaijan [member]
Disclosure of geographical areas [line items]
Non-current assets	1,401	1,654
Canada [member]
Disclosure of geographical areas [line items]
Non-current assets	1,171	1,403
Angola [member]
Disclosure of geographical areas [line items]
Non-current assets	895	948
Algeria [member]
Disclosure of geographical areas [line items]
Non-current assets	622	708
Argentina [member]
Disclosure of geographical areas [line items]
Non-current assets	615	474
Denmark [member]
Disclosure of geographical areas [line items]
Non-current assets	497	536
Other countries [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 541	$ 1,757